Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional paid-in Capital [Member] CNY (¥)	Additional paid-in Capital [Member] USD ($)	Accumulated other comprehensive income / (losses) [Member] CNY (¥)	Accumulated other comprehensive income / (losses) [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)
Beginning balance at Dec. 31, 2015	¥ 634,655		¥ 770		¥ 1,000,958		¥ 6,017		¥ (373,090)
Beginning balance, Shares at Dec. 31, 2015 | shares			9,017,310	9,017,310
Net income (loss)	613								613
Foreign currency translation adjustment	47,437						47,437
Unrealized gain on available-for-sale securities	(2,968)						(2,968)
Ending balance at Dec. 31, 2016	679,737		¥ 770		1,000,958		50,486		(372,477)
Ending balance, Shares at Dec. 31, 2016 | shares			9,017,310	9,017,310
Net income (loss)	6,545								6,545
Foreign currency translation adjustment	(50,891)						(50,891)
Unrealized gain on available-for-sale securities	2,066						2,066
Ending balance at Dec. 31, 2017	637,457		¥ 770		1,000,958		1,661		(365,932)
Ending balance, Shares at Dec. 31, 2017 | shares			9,017,310	9,017,310
Net income (loss)	(6,648)	$ (967)							(6,648)
Foreign currency translation adjustment	34,203	4,975					34,203
Ending balance at Dec. 31, 2018	¥ 665,012	$ 96,723	¥ 770	$ 112	¥ 1,000,958	$ 145,584	33,913	$ 4,932	(370,629)	$ (53,905)
Ending balance, Shares at Dec. 31, 2018 | shares			9,017,310	9,017,310
Reclassification from adoption of ASU 2016-01							¥ (1,951)		¥ 1,951